FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : March 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2008
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:		$109819

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
  1093
25000
DEFINED 01
X


ADP
COM
035035103
  4981
117500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   6829
350000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
    1052
150000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   1729
 28500
DEFINED 01
X


BEMIS CO INC
COM
081437105
    763
 30000
DEFINED 01
X


BIG DOG HOLDINGD
COM
089128102
   1043
 169576
DEFINED 01
X


BIOCRYST PHARMACE
COM
09058V103
   1081
234400
DEFINED 01
X


CAMECO CORP
COM
13321L108
   988
  30000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
  1205
  50000
DEFINED 01
X


COMCAST
COM
200300200
   1263
 66600
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     854
 45000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     420
 21726
DEFINED 01
X


DAVITA INC
COM
23918K108
  11462
 240000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   4089
650000
DEFINED 01
X


EQUIFAX
COM
294429105
   4217
 122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    5352
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    1098
 30000
DEFINED 01
X


EMERITUS CORP
COM
291005106
    1702
 81600
DEFINED 01
X


GLOBALSTAR
COM
379364805
    1339
183626
DEFINED 01
X


HARMONICS INC
COM
413160102
    1414
 186000
DEFINED 01
X


INTEL CORP
COM
458140100
    4766
225000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    5757
  50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1075
50000
DEFINED 01
X


3M
COM
88579Y101
   3958
50000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
     370
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
     244
10000
DEFINED 01
X


MMC ENERGY INC
COM
55312Q208
     362
166843
DEFINED 01
X


MARVEL
COM
57383T103
   1340
 50000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   1251
1180000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   3765
150000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  1626
108200
DEFINED 01
X


NOVAMED INC DEL
COM
66986W108
  2076
547800
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  2120
200000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 12484
262600
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   977
100000
DEFINED 01
X


STARBUCKS
COM
855244109
   875
 50000
DEFINED 01
X


THERMO ELECTRON
COM
883556102
  2217
 39000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1057
71111
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    565
20000
DEFINED 01
X


VERIZON
COM
92343V104
    2061
56550
DEFINED 01
X


WATERS CORP
COM
941848103
   1838
33000
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
   5061
  65000
DEFINED 01
X




TOTAL						       109819